UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Baupost Group, L.L.C.

Address:   10 St. James Avenue
           Suite 1700
           Boston, MA 02116


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Nathan
Title:  Chief Risk Officer
Phone:  (617) 210-8300

Signature,  Place,  and  Date  of  Signing:

/s/ Scott A. Nathan                Boston, MA                         5/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $    1,724,717
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ADC TELECOMMUNICATIONS       COM NEW         000886309    36550  5000000 SH       SOLE                 5000000      0    0
ALLIANCE ONE INTL INC        COM             018772103    44792  8800000 SH       SOLE                 8800000      0    0
AUDIOVOX CORP                CL A            050757103    13332  1713686 SH       SOLE                 1713686      0    0
BREITBURN ENERGY PARTNERS LP COM UT LTD PTN  106776107   126759  8495939 SH       SOLE                 8495939      0    0
CAPITALSOURCE INC            COM             14055X102   113356 20278400 SH       SOLE                20278400      0    0
CAPITALSOURCE INC            NOTE 7.250% 7/1 14055XAG7    45943 48298000 PRN      SOLE                48298000      0    0
DIRECTV                      COM CL A        25490A101    54687  1617471 SH       SOLE                 1617471      0    0
DOMTAR CORP                  COM NEW         257559203   172421  2676927 SH       SOLE                 2676927      0    0
ENZON PHARMACEUTICALS INC    COM             293904108    93688  9203100 SH       SOLE                 9203100      0    0
FACET BIOTECH CORP           SHS             30303Q103    53980  2000000 SH       SOLE                 2000000      0    0
ITURAN LOCATION AND CONTROL  SHS             M6158M104    27399  1721066 SH       SOLE                 1721066      0    0
LIBERTY MEDIA CORP NEW       LIB STAR COM A  53071M708    23083   422216 SH       SOLE                  422216      0    0
MULTIMEDIA GAMES INC         COM             625453105    10140  2600000 SH       SOLE                 2600000      0    0
NEWS CORP                    CL A            65248E104   333447 23140000 SH       SOLE                23140000      0    0
SOLAR CAP LTD                COM             83413U100    40386  2010973 SH       SOLE                 2010973      0    0
SYNERON MEDICAL LTD          ORD SHS         M87245102    16395  1500000 SH       SOLE                 1500000      0    0
THERAVANCE INC               COM             88338T104   173160 13000000 SH       SOLE                13000000      0    0
THERAVANCE INC               NOTE 3.000% 1/1 88338TAA2    43860 51000000 PRN      SOLE                51000000      0    0
VIASAT INC                   COM             92552V100   301339  8706700 SH       SOLE                 8706700      0    0


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